FAIR VALUE (LOSSES) GAINS, NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property			$ (645)		$ (1,318)
Incentive fees	$ 0	$ 0	(5)	$ (11)
Financial instruments and other	(78)	13	(230)	90
Total fair value (losses), net	(508)	(58)	(880)	(111)
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(464)	(13)	(805)	(130)	(1,410)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 34	$ (58)	$ 160	$ (60)	$ 92